Accrued Expenses (Details Narrative) (10Q) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Accounts Payable And Accrued Expenses [Line Items]
Warrants payable	$ 294,111	$ 77,735
Series C Convertible Preferred Stock [Member]
Accounts Payable And Accrued Expenses [Line Items]
Percentage of liquidated damages pay equals to subscription amounts received	1.00%
Percentage of failure to pay liquidated damage with interest rate	18.00%
Accrued registration rights penalty and interest	$ 866,250	$ 728,750
Series C Convertible Preferred Stock [Member] | Maximum [Member]
Accounts Payable And Accrued Expenses [Line Items]
Percentage of liquidated damages pay equals to subscription amounts received	10.00%